Shareholders’ Equity - Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve [Abstract]
Statutory reserves	$ 919,978	$ 919,978
Paid-in-capital	24,968,958	25,285,336
Total restricted net assets	$ 25,888,936	$ 26,205,314